COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

(a)	Capital Commitments

As of December 31, 2017, the Group had capital commitments contracted for but not incurred mainly for the construction and acquisition of property and equipment for City of Dreams totaling $138,031.

(b)	Lease Commitments and Other Arrangements

Operating Leases - As a Lessee

The Group leased a portion of land for City of Dreams Manila, Mocha Clubs sites, office space, warehouses, staff quarters and various equipment under non-cancellable operating leases and right to use agreements that expire at various dates through July 2033. Certain lease agreements provide for periodic rental increases based on both contractual agreed incremental rates and on the general inflation rate once agreed by the Group and its lessor and in some cases contingent rental expenses stated as a percentage of turnover. During the years ended December 31, 2017, 2016 and 2015, the Group incurred rental and right to use expenses amounting to $45,783, $37,349 and $39,667, respectively, which consisted of minimum rental and right to use expenses of $30,532, $32,228 and $32,864 and contingent rental and right to use expenses of $15,251, $5,121 and $6,803, respectively.

As of December 31, 2017, future minimum lease payments under non-cancellable operating leases and right to use agreements were as follows:

Year ending December 31,
2018	$26,676
2019	26,051
2020	17,946
2021	16,592
2022	11,358
Over 2022	50,929

$149,552

As Grantor of Operating Leases and Right to Use Arrangement

The Group entered into non-cancellable operating leases and right to use agreements mainly for mall spaces in the sites of City of Dreams, City of Dreams Manila and Studio City with various retailers that expire at various dates through May 2026. Certain of the operating leases and right to use agreements include minimum base fees with escalated contingent fee clauses. During the years ended December 31, 2017, 2016 and 2015, the Group earned contingent fees of $27,457, $23,461 and $12,898, respectively.

As of December 31, 2017, future minimum fees to be received under non-cancellable operating leases and right to use agreements were as follows:

Year ending December 31,
2018	$54,611
2019	53,065
2020	46,720
2021	37,390
2022	35,564
Over 2022	135,224

$362,574

The total future minimum fees do not include the escalated contingent fee clauses.

(c)	Other Commitments

Gaming Subconcession

On September 8, 2006, the Macau government granted a gaming subconcession to Melco Resorts Macau to operate its gaming business in Macau. Pursuant to the gaming subconcession agreement, Melco Resorts Macau committed to pay the Macau government the following:

i)	A fixed annual premium of $3,744 (MOP30,000,000).

ii)	A variable premium depending on the number and type of gaming tables and gaming machines that the Group operates. The variable premium is calculated as follows:

•	$37 (MOP300,000) per year for each gaming table (subject to a minimum of 100 tables) reserved exclusively for certain kind of games or to certain players;

•	$19 (MOP150,000) per year for each gaming table (subject to a minimum of 100 tables) not reserved exclusively for certain kind of games or to certain players; and

•	$0.1 (MOP1,000) per year for each electrical or mechanical gaming machine, including the slot machine.

iii)	A special gaming tax of an amount equal to 35% of the gross revenues of the gaming business operations on a monthly basis.

iv)

A sum of 4% of the gross revenues of the gaming business operations to utilities designated by the Macau government (a portion of which must be used for promotion of tourism in Macau) on a monthly basis.

v)

Melco Resorts Macau must maintain a guarantee issued by a Macau bank in favor of the Macau government in a maximum amount of $37,437 (MOP300,000,000) until the 180th day after the termination date of the gaming subconcession.

As a result of the bank guarantee issued by the bank to the Macau government as disclosed in Note 21(c)(v) above, a sum of 1.75% of the guarantee amount will be payable by Melco Resorts Macau quarterly to the bank.

Land Concession Contracts

The Company’s subsidiaries have entered into concession contracts for the land in Macau on which Altira Macau, City of Dreams and Studio City properties and development projects are located. The title to the land lease right is obtained once the related land concession contract is published in the Macau official gazette. The contracts have a term of 25 years, which is renewable for further consecutive periods of 10 years, subject to applicable legislation in Macau. The Company’s land holding subsidiaries are required to i) pay an upfront land premium, which is recognized as land use right in the consolidated balance sheets and a nominal annual government land use fee, which is recognized as general and administrative expense and may be adjusted every five years; and ii) place a guarantee deposit upon acceptance of the land lease terms, which is subject to adjustments from time to time in line with the amounts paid as annual land use fee. During the land concession term, amendments have been sought which have or will result in revisions to the development conditions, land premium and government land use fees.

Altira Macau

On December 18, 2013, the Macau government published in the Macau official gazette the final amendment for revision of the land concession contract for Taipa Land on which Altira Macau is located. According to the revised land amendment, the government land use fees were $186 per annum. As of December 31, 2017, the Group’s total commitment for government land use fees for Altira Macau site to be paid during the remaining term of the land concession contract which expires in March 2031 was $2,446.

City of Dreams

On January 29, 2014, the Macau government published in the Macau official gazette the final amendment for revision of the land concession contract for Cotai Land on which City of Dreams is located. The amendment required an additional land premium of approximately $23,344, which was fully paid in January 2016. According to the revised land amendment, the government land use fees were $1,185 per annum during the development period of additional hotel at City of Dreams; and $1,235 per annum after the completion of the development. In January 2018, the Macau government granted an extension of the development period under the land concession contract for Cotai Land to June 11, 2018. As of December 31, 2017, the Group’s total commitment for government land use fees for City of Dreams site to be paid during the remaining term of the land concession contract which expires in August 2033 was $19,228.

Studio City

On September 23, 2015, the Macau government published in the Macau official gazette the final amendment for revision of the land concession contract for Studio City Land on which Studio City is located. Such amendment reflected the change to build a five-star hotel to a four-star hotel. According to the revised land amendment, the government land use fees were $490 per annum during the development period of Studio City; and $1,131 per annum after the development period. In February 2018, the Macau government granted an extension of the development period under the land concession contract for Studio City Land to July 24, 2021. As of December 31, 2017, the Group’s total commitment for government land use fees for Studio City site to be paid during the remaining term of the land concession contract which expires in October 2026 was $9,203.

Regular	License

PAGCOR issued the Regular License dated April 29, 2015 in replacement of the Provisional License to the Licensees for the operation of City of Dreams Manila. Other commitments required by PAGCOR under the Regular License included as follows:

•	To secure a surety bond in favor of PAGCOR in the amount of PHP100,000,000 (equivalent to $2,003) to ensure prompt and punctual remittance/payment of all license fees.

•

License fees must be remitted on a monthly basis, in lieu of all taxes with reference to the income component of the gross gaming revenues: (a) 15% high roller tables; (b) 25% non-high roller tables; (c) 25% slot machines and electronic gaming machines; and (d) 15% junket operation. The license fees are inclusive of the 5% franchise tax under the terms of the PAGCOR charter.

For taxable periods prior to April 1, 2014, under the terms of the Regular License, PAGCOR and the Licensees agreed the license fees that are paid to PAGCOR by the Licensees are in lieu of all taxes with reference to the income component of the gross gaming revenues. In May 2014, PAGCOR temporarily allowed the Licensees to reallocate 10% of the license fees for payment of Philippine Corporate Income Tax effective from April 1, 2014. The said reallocation of 10% of the license fees was required to be used for subsidizing the payment of Philippine Corporate Income Tax and any portion not used for such payment must be paid to PAGCOR as an annual true-up payment (as defined). This adjustment was to address the additional exposure to Philippine Corporate Income Tax on the Licensees brought by the BIR RMC No. 33-2013 in April 2013. The 10% license fee adjustment was a temporary measure to address the unilateral BIR action and was not intended to modify, amend or revise the Regular License. PAGCOR and the Licensees agreed to revert to the original license fee structure under the Regular License, in the event BIR action to collect Philippine Corporate Income Tax from PAGCOR licensees was permanently restrained, corrected or withdrawn by order of BIR or the courts or under a new law. PAGCOR and the Licensees also agreed that the 10% license fee adjustment was not an admission of the validity of BIR RMC No. 33-2013 and it was not a waiver of any of the remedies against any assessments by BIR for Philippine Corporate Income Tax on the gaming revenue of the Licensees in the Philippines. On August 10, 2016, the SC found in the Bloomberry Case that all contractees and licensees of PAGCOR, should be exempt from tax, including Philippine Corporate Income Tax realized from the casino operations, upon payment of the 5% franchise tax. On August 15, 2016, PAGCOR discontinued the 10% license fee adjustment. The BIR subsequently filed the Motion of the said decision, which was denied by the SC with finality in a resolution dated November 28, 2016.

•

The Licensees are required to remit 2% of casino revenues generated from non-junket operation tables to a foundation devoted to the restoration of Philippine cultural heritage, as selected by the Licensees and approved by PAGCOR.

•

PAGCOR may collect a 5% fee of non-gaming revenue received from food and beverage, retail and entertainment outlets. All revenues of hotel operations should not be subject to the 5% fee except for rental income received from retail concessionaires.

•

Grounds for revocation of the Regular License, among others, are as follows: (a) failure to comply with material provision of this license; (b) failure to remit license fees within 30 days from receipt of notice of default; (c) has become bankrupt or insolvent; and (d) if the debt-to-equity ratio is more than 70:30. As of December 31, 2017 and 2016, MPHIL Holdings Group, as one of the Licensee parties, has complied with the required debt-to-equity ratio under definition as agreed with PAGCOR.

Cooperation	Agreement

Under the terms of the Cooperation Agreement, the Licensees are jointly and severally liable to PAGCOR under the Regular License and each Licensee (indemnifying Licensee) must indemnify the other Licensees for any loss suffered or incurred by that Licensees arising out of, or in connection with, any breach by the indemnifying Licensee of the Regular License. Also, each of the Philippine Parties and MPHIL Holdings Group agree to indemnify the non-breaching party for any losses suffered or incurred as a result of a breach of any warranty.

(d)	Guarantees

Except as disclosed in Note 11, the Group has made the following significant guarantees as of December 31, 2017:

•

Melco Resorts Macau has issued a promissory note (“Livrança”) of $68,635 (MOP550,000,000) to a bank in respect of the bank guarantee issued to the Macau government under gaming subconcession to the consolidated financial statements.

•	The Company has entered into two deeds of guarantee with third parties amounting to $35,000 to guarantee certain payment obligations of the City of Dreams’ operations.

•

In October 2013, one of the Company’s subsidiaries entered into a trade credit facility agreement of HK$200,000,000 (equivalent to $25,707) (“Trade Credit Facility”) with a bank to meet certain payment obligations of the Studio City project. The Trade Credit Facility matured on August 31, 2017, was further extended to August 31, 2019, and is guaranteed by Studio City Company. As of December 31, 2017, approximately $643 of the Trade Credit Facility had been utilized.

•

Melco Resorts Leisure has issued a corporate guarantee of PHP100,000,000 (equivalent to $2,003) to a bank in respect of the surety bond issued to PAGCOR as disclosed in Note 21(c) under Regular License.

(e)	Litigation

As of December 31, 2017, the Group is a party to certain other legal proceedings which relate to matters arising out of the ordinary course of its business. Management believes that the outcome of such proceedings have no material impacts on the Group’s consolidated financial statements as a whole.